Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Parties
a)	Related Parties

Name of Related Parties	Relationship with the Group

Tianquan Vincent Mo	Executive chairman of the board of directors
Jiangong Dai	Chief executive officer of the Company
CNED Hengshui Zhong Cheng Wanyuan Home CO., Ltd. (“Hengshui”)	A company under the control of Tianquan Vincent Mo before December 20, 2011
Beijing Dong Fang Xi Mei Investment Consulting Co., Ltd. (“Dong Fang Xi Mei”)	A company under the control of Tianquan Vincent Mo before December 20, 2011
Wall Street Global Training Center, Inc.	A company under the control of Tianquan Vincent Mo and two other independent directors

Related Party Transactions
b)	The Group had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
	US$	US$	US$

Short-term interest-free loans to:
—Tianquan Vincent Mo	12	—	—
Repayment of interest-free loans by:
—Tianquan Vincent Mo	633	—	—
—Jiangong Dai	324	—	—
Repayment of short-term loan by:
—Hengshui	6,693	—	—
Interest on loan to:
—Hengshui	305	—	—
Commitment deposit paid to:
—Hengshui	7,342	—	—
—Dong Fang Xi Mei	2,197	—	—
Repayment of commitment deposit by:
—Hengshui	7,505	—	—
—Dong Fang Xi Mei	2,224	—	—
Marketing services provided to:
—Dong Fang Xi Mei	375	—	—
Advance received from:
—Hengshui	88	—	—
Training service fee incurred:
—Wall Street Global Training Center, Inc.	—	455	1,595
Office building leased from:
—Tianquan Vincent Mo	—	—	142

Related Party Balances
c)	The Group had the following related party balances as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012
	US$	US$

Amounts due from related parties:
—Wall Street Global Training Center, Inc.	1,595	—